FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended:  December 31, 2011

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       Name:     Mount Kellett Capital Management LP
                       ---------------------------------------------

                       Address:  623 Fifth Avenue, 18th Floor
                                 New York, New York  10022
                       --------------------------------------


                        Form 13F File Number: 028-13817
                        -------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan Fiorello

Title:    Authorized Signatory

Phone:    212-588-6100


Signature, Place, and Date of Signing

/s/ Jonathan Fiorello           New York, NY                February 14, 2012
----------------------         --------------              -------------------
[Signature]                    [City, State]               [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                 0
                                                  ---

Form 13F Information Table Entry Total:            17
                                                  ---

Form 13F Information Table Value Total:       $  959,029 (thousands)
                                              ----------------------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                      Mount Kellett Capital Management LP
                                    FORM 13F
                               December 31, 2011


                             TITLE OF                VALUE     SHARES/     SH/  PUT/  INVSTMT   OTHER             VOTING AUTH
NAME OF ISSUER                 CLASS      CUSIP     (x1000)    PRN AMT     PRN  CALL  DSCRETN   MNGRS    SOLE        SHRD     NONE
A123 SYS INC                  COM          03739T108    $2,626   1,631,191  SH          Sole              1,631,191
BANK OF AMERICA CORPORATION   *W EXP
                              01/16/201    060505146    $5,646   2,795,291  SH          Sole              2,795,291
CLEARWIRE CORP NEW            CL A         18538Q105   $45,124  23,260,000  SH          Sole             23,260,000
ENERGY XXI (BERMUDA) LTD      USD UNRS
                              SHS          G10082140  $188,830   5,923,158  SH          Sole              5,923,158
FIRST REP BK SAN FRAN CALI N  COM          33616C100  $138,173   4,513,979  SH          Sole              4,513,979
GENERAL MTRS CO               COM          37045V100   $42,519   2,097,635  SH          Sole              2,097,635
GENERAL MTRS CO               *W EXP
                              07/10/201    37045V118   $20,520   1,749,400  SH          Sole              1,749,400
GENERAL MTRS CO               *W EXP
                              07/10/201    37045V126   $13,680   1,749,400  SH          Sole              1,749,400
HUNTSMAN CORP                 COM          447011107   $61,650   6,165,000  SH          Sole              6,165,000
LYONDELLBASELL INDUSTRIES N   SHS -A-      N53745100  $147,227   4,531,462  SH          Sole              4,531,462
MUELLER WTR PRODS INC         COM SER A    624758108    $6,815   2,793,007  SH          Sole              2,793,007
RITE AID CORP                 COM          767754104    $5,225   4,146,697  SH          Sole              4,146,697
SANDRIDGE ENERGY INC          COM          80007P307  $178,866  21,919,807  SH          Sole             21,919,807
SUNTECH PWR HLDGS CO LTD      NOTE
                              3.000% 3/1   86800CAE4   $26,926  65,674,000  SH          Sole             65,674,000
SUNTECH PWR HLDGS CO LTD      ADR          86800C104    $2,450   1,108,400  SH          Sole              1,108,400
SUNOCO INC                    COM          86764P109   $71,801   1,750,400  SH          Sole              1,750,400
U S G CORP                    COM NEW      903293405      $951      93,609  SH          Sole                 93,609




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